Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables And Accruals [Abstract]
Accrued advertising expenses	$ 1,961	$ 811
Accrued professional fees	765	865
Accrued royalties	350	313
Accrued director compensation and liability insurance	272	238
Accrued outsourced development	75	52
Accrued incentive to distributors	57	63
Other	348	695
Accrued expenses	$ 3,828	$ 3,037